Commitments and Contingencies, minimum lease obligations (Details) $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($)
Commitments and Contingencies
Operating leases description	U.S. Cellular is a party to various lease agreements, both as lessee and lessor, for office space, retail store sites, cell sites and equipment which are accounted for as operating leases. Certain leases have renewal options and/or fixed rental increases. Renewal options that are reasonably assured of exercise are included in determining the lease term. Any rent abatements or lease incentives, in addition to fixed rental increases, are included in the calculation of rent expense and calculated on a straight-line basis over the defined lease term.
Operating Leases Future Minimum Payments Due Abstract
2016	$ 141,959
2017	123,846
2018	105,024
2019	86,935
2020	73,981
After 2020	671,738
Total	1,203,483
Operating Leases Future Minimum Payments Receivable Abstract
2016	48,573
2017	40,433
2018	32,112
2019	21,746
2020	10,284
After 2020	1,260
Total	$ 154,408